Net fee and commission income	12 Months Ended
Dec. 31, 2024
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory
Note 5

Net fee and commission income

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Underwriting fees 786 568 579
M&A and corporate finance fees 1,049 840 804
Brokerage fees 4,586 3,542 3,484
Investment fund fees 5,767 4,837 4,942
Portfolio management and related services 12,323 10,673 9,059
Other 4,217 3,306 1,920
Total fee and commission income
1
28,730 23,766 20,789
of which: recurring 18,208 15,911 14,229
of which: transaction-based 10,371 7,761 6,492
of which: performance-based 150 94 68
Fee and commission expense 2,592 2,195 1,823
Net fee and commission income 26,138 21,570 18,966
1 For the

year ended 31 December

2024, reflects third-party

fee and commission

income of USD
16,341
m for Global

Wealth Management, USD
2,996
m for Personal

& Corporate Banking,

USD
3,737 m for Asset
Management, USD 5,235 m for the Investment Bank, negative USD 7 m for Group Items and USD 428 m for Non-core and Legacy (for the year ended 31 December 2023: USD 13,950 m for Global Wealth Management,
USD 2,417 m for Personal & Corporate Banking, USD 3,376 m for Asset Management, USD 3,979 m for the Investment Bank, negative USD 85 m for Group Items and USD 128 m for Non-core and Legacy; for the year ended 31 December 2022: USD 12,990
m for Global Wealth Management,

USD
1,654
m for Personal & Corporate

Banking, USD
2,840 m for Asset Management, USD 3,296 m for the Investment Bank, USD 10 m for
Group Items and USD 0
m for Non-core and Legacy).

Comparative-period information has been restated for

changes in business division perimeters, Group

Treasury allocations and Non-core and Legacy cost

allocations.
Refer to Note 3 for more information about the relevant changes.
Net fee

and commission

income

increased by

USD
4,568
m to

USD
26,138
m, largely

as a

result of

the consolidation

of
Credit Suisse revenues

for the full year,

and included an

increase of USD
257
m in accretion

of purchase price

allocation
(PPA)

adjustments

on

financial

instruments

and

other

PPA

effects,

which

was

reflected

in

other

fee

and

commission
income. Accretion

of PPA

adjustments on

financial

instruments is

accelerated

when the

related financial

instrument is
terminated or disposed of before its contractual maturity.